Revenue Recognition and Related Party Revenue (Q2)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Revenue Recognition and Related Party Revenue

12. REVENUE RECOGNITION AND RELATED PARTY REVENUE
Effective January 1, 2018, we adopted ASU 2014-09, Revenue from Contracts with Customers, using the modified retrospective approach. The majority of our revenue is lease revenue derived from our Owned Real Estate segment (see Note 15). We record these amounts as Rental Income and Tenant Recovery Income on the consolidated statements of operations. These revenue amounts are excluded from the scope of ASU 2014-09, as they are accounted for under Topic 840, Leases.
Fee revenues from our Investment Management segment are earned by providing services to the Managed Funds. These fees are within the scope of ASU 2014-09 and are recorded as Fees and Management Income on the consolidated statements of operations. Additional immaterial revenue is recorded as Other Property Income on the consolidated statements of operations. The adoption of ASU 2014-09 did not result in any retrospective adjustments to prior periods as our previous revenue recognition policies aligned with the updated guidance.
The Investment Management segment provides services to Managed Funds that are considered related parties. These services primarily include asset acquisition and disposition services, asset management, operating and leasing of properties, construction management, and other general and administrative responsibilities. These services are currently provided under two types of contracts: advisory agreements and property management agreements. Advisory agreements have a duration of one year and are renewed annually at the discretion of the respective boards, but can be terminated upon notice by either party. Property management agreements include both property management agreements and master services agreements, which we have determined should be evaluated as a single agreement for revenue recognition under GAAP. Property management agreements have no defined term, but can be canceled by either party upon 30 days’ notice.
Summarized below is all fee and management revenue for the Investment Management segment. The revenue includes the fees and reimbursements earned by us from the Managed Funds for the three and six months ended June 30, 2018, and other revenues that are not in the scope of ASC 606, Revenue from Contracts with Customers, but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	Three Months Ended June 30, 2018			Six Months Ended June 30, 2018
	REIT II	Other Parties	Total	REIT II	Other Parties	Total
Advisory revenue:
Acquisition fees	$7	$—	$7	$162	$256	$418
Asset management fees	3,064	294	3,358	6,129	575	6,704
Other advisory fees and reimbursements	578	132	710	653	160	813
Total advisory revenue	3,649	426	4,075	6,944	991	7,935

Property Management and Services revenue:
Property management fees	2,125	364	2,489	4,204	716	4,920
Leasing commissions	1,340	162	1,502	2,512	413	2,925
Construction management fees	127	110	237	202	132	334
Other property management fees and reimbursements	188	100	288	422	243	665
Total property management and services revenue	3,780	736	4,516	7,340	1,504	8,844

Other revenue:
Insurance premiums(1)	109	437	546	189	881	1,070
Non-operating property revenue	—	137	137	—	270	270
Total fees and management income	$7,538	$1,736	$9,274	$14,473	$3,646	$18,119

(1)	Insurance premium income from other parties was from third parties not affiliated with us.
Because the PELP transaction occurred in October 2017, no fee and management income was earned during the six months ended June 30, 2017.
Advisory Agreements—Under our advisory agreements, we earn revenue for managing day-to-day activities and implementing the investment strategy for the Managed Funds. The wide variety of duties as the advisor within these contracts makes determining the performance obligations within the contracts a matter of judgment. We have concluded that each of the separately disclosed fee types in the below table represents a separate performance obligation within the contract.
Due to the nature of the services being provided under the Advisory Agreements, each performance obligation within the contract has a variable component. Therefore when we determine the transaction price for the contract we are required to constrain our estimate to an amount that is not probable of significant revenue reversal. For the acquisition and disposition services, compensation only occurs if the transaction takes place, and the amount of compensation is dependent upon the contract price for the transaction. Property acquisition and disposition fees are recognized when we satisfy a performance obligation by acquiring a property or transferring control of a property. These fees are billed subsequent to the acquisition or sale of the property and payment is due thereafter.
The following table summarizes the fee structure for our advisory agreements:

Fee Type	Performance Obligation Satisfied	Timing of Payment	Revenue Recognition
Acquisition Fee	Point in time (upon close of transaction)	In cash upon close of transaction	Revenue is recognized based on a percentage of the contract purchase price, including acquisition expenses and any debt.
Disposition Fee	Point in time (upon close of transaction)	In cash upon completion	Revenue is recognized based on a percentage of the contract sales price.
Asset Management Fee and Subordinated Participation	Over time	Monthly, in cash and/or ownership units
Because each increment of service is distinct, although substantially the same, revenue is recognized at the end of each reporting period based on a percentage of the cost of assets under management or the applicable NAV.

In addition to the fees listed above, our management company contracts include the potential for additional revenues if certain market conditions are in place or certain events take place. We have not recognized revenue related to these fees, nor will we until it is no longer highly probable that there would be a material reversal of revenue.
Property Management Agreements—Under our property management agreements, we earn revenue for managing day-to-day activities at the properties of the Managed Funds, for which we receive a distinct fee based on a set percentage of gross cash receipts each month. Under the property management agreements, we also serve as a leasing agent to the Managed Funds. For each new lease, lease renewal, and expansion we receive a distinct fee in the form of a leasing commission. Leasing commissions are recognized at lease execution and are dependent on the terms of the lease. Additionally, we assist in overseeing the construction of various improvements for Managed Funds, for which we receive a distinct fee based on a set percentage of total project cost calculated upon completion of construction. Because both parties in these contracts can cancel upon 30 days’ notice without penalties, their term is considered month-to-month.
The wide variety of duties as the property manager within these contracts makes determining the performance obligations within the contracts a matter of judgment. We have concluded that each of the separately disclosed fee types in the contracts, property management, leasing, and construction management, represents a separate performance obligation within the contract.
Due to the nature of the services being provided under the property management agreements, each performance obligation within the contract has a variable consideration component. However, due to the month-to-month term of these contracts, any uncertainty regarding the amounts to be earned over the contract term is resolved by the end of that month. As a result, we can reliably calculate the amount of the consideration to be recognized with regards to each performance obligation each month.
All property management agreements have terms as follows:

Fee	Performance Obligation Satisfied	Timing of Payment	Revenue Recognition
Property Management	Over time	In cash, monthly	Revenue is recognized based on a percentage of monthly cash receipts at each property.
Leasing Commissions	Point in time	In cash upon completion	Revenue is recognized based on a percentage of the contractual payments to be received per the terms of the lease and occurs when the lease is executed.
Construction Management	Point in time	In cash upon completion
Revenue is recognized based on a percentage of the cost of the construction project. Revenue recognition occurs upon completion of the contract (in the case of a normal capital improvement) or upon the tenant taking possession (in the case of a tenant improvement).

Both the advisory agreements and property management agreements have an original duration of one year or less, and we utilize the practical expedient applicable to such contracts and have not disclosed the transaction price for the remaining performance obligations as of the end of each reporting period nor when we expect to recognize this revenue. Due to the duration of the contracts, we have also utilized the practical expedient and made no adjustment to contract consideration for the effects of financing components.
Related Party Receivables—Summarized below is the detail of our outstanding receivable balance from related parties as of June 30, 2018 and December 31, 2017, respectively (in thousands):

	June 30, 2018		December 31, 2017
	REIT II	Other Parties	REIT II	Other Parties
Contract receivables:
Advisory	$365	$5	$256	$51
Property management and services	1,142	197	1,264	128
Total contract receivables	1,507	202	1,520	179
Other	129	4,036	72	4,331
Total	$1,636	$4,238	$1,592	$4,510
Organizational and Offering Costs—Under the terms of the advisory agreement, we have incurred organizational and offering costs related to REIT III, all of which are recorded in Accounts Receivable - Affiliates on the consolidated balance sheets. We have charged REIT III organizational and offering costs related to both its private placement and public offering, which were approximately $3.9 million and $2.0 million as of June 30, 2018 and December 31, 2017, respectively.
During the public offering period for REIT III we will receive an additional contingent advisor payment of 2.15% of the contract purchase price of each property or other real estate investment they acquire. This reimbursement is intended to allow us to recoup a portion of the dealer manager fees and organizational and offering expenses advanced by the REIT III Advisor, which we have a 75% interest. Therefore, this reimbursement shall not exceed the amount of organizational and offering expenses and dealer manager fees outstanding at the time of closing for the acquired property.
The initial $4.5 million we may incur to fund the dealer manager fee and other organizational and offering expenses related to the REIT III public offering, shall be retained by REIT III until the termination of their public offering, at which time such amount shall be paid.